Consolidated statements of changes in equity - EUR (€) € in Thousands	Issued Capital	Share Premium	Other Capital Reserves	Accumulated deficit	Other Components of Equity	Total
Beginning balance at Dec. 31, 2015	€ 31	€ 0	€ 457	€ (18,116)	€ 9	€ (17,619)
Loss for the period				(8,939)		(8,939)
Total comprehensive loss				(8,939)		(8,939)
Equity-settled share-based payment			868			868
Total Contributions			868			868
Total transactions with owners of the Company			868			868
Transaction costs						0
Ending balance at Dec. 31, 2016	31	0	1,325	(27,055)	9	(25,690)
Loss for the period				(24,238)		(24,238)
Exchange differences on translation of foreign operations						2
Total comprehensive loss				(24,238)		(24,238)
Equity-settled share-based payment			4,550			4,550
Total Contributions	848	80,940	4,550			86,338
Total transactions with owners of the Company	2,826	161,638	4,900		(9)	169,355
Issue of share capital	848		90,055			90,904
Transaction costs	0		(9,115)			(9,115)
Total issue of share capital	848		80,941			81,789
Liquidation of a subsidiary						(9)
Reorganization	1,979		80,698			83,026
Total changes in ownership interests	1,978	80,698	350		(9)	83,017
Ending balance at Dec. 31, 2017	2,857	161,639	6,225	(51,293)	0	119,429
Loss for the period				(29,815)		(29,815)
Exchange differences on translation of foreign operations					51	51
Total comprehensive loss				(29,815)	51	(29,764)
Equity-settled share-based payment			12,085			12,085
Share options exercised	36	416				452
Total Contributions	258	49,384	12,085			61,727
Total transactions with owners of the Company	258	49,384	12,085			61,727
Issue of share capital	222	52,769				(53,443)
Transaction costs		(3,801)				(3,801)
Ending balance at Dec. 31, 2018	€ 3,116	€ 211,022	€ 18,310	€ (81,107)	€ 50	€ 151,391